Financial Instruments - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, transfers from Level 2 into Level 1	₨ 0.0	₨ 0.0
Description of periods when cash flows expected to occur	March 31, 2024 to 2026
Financial liability	₨ 2,355,291.0	2,359,432.4		$ 28,663.6
Maximum exposure to credit risk	₨ 1,157,370.1	1,219,374.6
Percentage of non-convertible debentures invested in bank deposits	15.00%
Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on commodity derivative contracts	₨ 14,148.3	13,705.7	₨ 13,820.9
Foreign Currency Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on commodity derivative contracts	₨ 2,313.9	₨ 2,773.2	₨ 8,407.4
Variable interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of risk sensitivity	10.00%	10.00%	10.00%	10.00%
Gain loss on recognized in profit or loss due to ten percent depreciation of Commodity Prices [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on commodity derivative contracts	₨ 5,714.1	₨ 5,924.1	₨ 3,978.7
Quoted equity shares through other comprehensive and AFS [Member]
Disclosure of detailed information about financial instruments [line items]
Potential risk amount due to change risk	₨ 6,433.1	8,029.1	4,993.7
Interest rate risk [member] | Variable interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of risk sensitivity	100.00%			100.00%
Financial liability	₨ 480,769.4	516,114.0	465,893.8
Interest rate risk [member] | Profit and loss [member] | Variable interest rate [member] | Financial liabilities, class [member]
Disclosure of detailed information about financial instruments [line items]
Potential risk amount due to change risk	₨ 4,807.7	₨ 5,161.1	₨ 4,658.9
Equity price risk [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of risk sensitivity	10.00%	10.00%	10.00%	10.00%
Equity price risk [Member] | Quoted equity shares through other comprehensive and AFS [Member]
Disclosure of detailed information about financial instruments [line items]
Potential risk amount due to change risk	₨ 643.3	₨ 802.9	₨ 499.4